Employee benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits
Employee benefits

29.	Employee benefits

a) Employee post retirement obligation

In Brazil, the management of the pension plans is the responsibility of Fundação Vale do Rio Doce de Seguridade Social (“Valia”) a nonprofit entity with administrative and financial autonomy. The Brazilian plans are as follows:

Benefit plan Vale Mais (“Vale Mais”) and benefit plan Valiaprev (“Valiaprev”) - The Company's employees participating in Valia are associated, for the most part, with the Vale Mais plan, which has a defined benefit component (settled benefit from the former Defined Benefits Plan and specific benefit to cover death, disability retirement and sickness benefit) and defined contribution component (for programmable benefits). The Valiaprev plan is similar to the Vale Mais plan, with the exception of not having the benefit settled and the sickness benefit. Both Vale Mais and Valiaprev plans were overfunded as at December 31, 2022 and 2021.

Defined benefit plan (“Plano BD”) - The Plano BD is closed to new entrants since 2000, when the Vale Mais plan was implemented. It is a plan that has defined benefit characteristics, covering almost exclusively retirees and their beneficiaries. It was overfunded as at December 31, 2022 and 2021 and the contributions made by the Company are not material.

“Abono complementação” benefit plan - The Company sponsors a specific group of former employees entitled to receive additional benefits from Valia regular payments. The contributions made by the Company finished in 2014. The “abono complementação” benefit was overfunded as at December 31, 2022 and 2021.

Other benefits - The Company sponsors medical plans for employees that meet specific criteria and for employees who use the “abono complementação” benefit. Although those benefits are not specific retirement plans, actuarial calculations are used to calculate future commitments. As those benefits are related to health care plans they have nature of underfunded benefits, and are presented as underfunded plans as at December 31, 2022 and 2021.

The foreign plans are managed in accordance with their region. They are divided between plans in Canada, US A, UK and Indonesia. Pension plans in Canada are composed of a defined benefit and defined contribution component. Currently the defined benefit plans do not allow new entrants. The foreign defined benefit plans are underfunded as at December 31, 2022 and 2021.

Employers’ disclosure about pensions and other post retirement benefits on the status of the defined benefit elements of all plans is provided as follows.

i. Evolution of present value obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2020	3,105	4,632	1,733
Service costs	10	68	1
Interest costs	196	122	33
Benefits paid	(235)	(257)	(56)
Participant contributions	-	(31)	-
Effect of changes in the actuarial assumptions	(330)	(246)	(261)
Translation adjustment	(208)	(10)	(23)
Transfer	295	(295)	-
Benefit obligation as at December 31, 2021	2,833	3,983	1,427
Service costs	45	40	13
Interest costs	325	39	60
Benefits paid	(534)	(58)	(57)
Participant contributions	-	(30)	-
Effect of changes in the actuarial assumptions	(784)	(109)	(343)
Translation adjustment	5	(5)	(24)
Other	-	-	(19)
Transfer	3,252	(3,252)	-
Benefit obligation as at December 31, 2022	5,142	608	1,057

ii. Evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2020	3,969	3,992	-
Interest income	253	102	-
Employer contributions	29	40	56
Benefits paid	(235)	(257)	(56)
Return on plan assets (excluding interest income)	(269)	181	-
Translation adjustment	(276)	2	-
Transfer	281	(281)	-
Fair value of plan assets as at December 31, 2021	3,752	3,779	-
Interest income	412	17	-
Employer contributions	45	14	57
Benefits paid	(534)	(58)	(57)
Return on plan assets (excluding interest income)	(752)	(31)	-
Translation adjustment	44	(9)	-
Transfer	3,373	(3,373)	-
Fair value of plan assets as at December 31, 2022	6,340	339	-

iii. Reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	876	-	-	864	-	-
Interest income	83	-	-	58	-	-
Changes on asset ceiling	(89)	-	-	16	-	-
Translation adjustment	54	-	-	(62)	-	-
Balance at end of the year	924	-	-	876	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,634)	(246)	(321)	(2,572)	(237)	(301)
Fair value of assets	3,558	101	-	3,448	94	-
Effect of the asset ceiling	(924)			(876)	-	-
Liabilities	-	(145)	(321)	-	(143)	(301)

Current liabilities	-	(3)	(16)	-	(40)	(5)
Non-current liabilities	-	(142)	(305)	-	(103)	(296)
Liabilities	-	(145)	(321)	-	(143)	(301)

	Foreign plan
	December 31, 2022				December 31, 2021
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Movements of assets ceiling
Balance at January 1,	44	-	-	-	-	-
Interest income	1	-	-	-	-	-
Changes on asset ceiling and onerous liability	160			44	-	-
Translation adjustment	(15)	-	-	-	-	-
Balance at December 31,	190	-	-	44	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,508)	(362)	(736)	(261)	(3,746)	(1,127)
Fair value of assets	2,782	238		305	3,685	-
Effect of the asset ceiling	(190)			(44)	-	-
Assets (liabilities)	84	(124)	(736)	-	(61)	(1,127)

Current liabilities	-	(7)	(40)	-	(7)	(47)
Non-current assets (liabilities)	84	(117)	(696)	-	(54)	(1,080)
Assets (liabilities)	84	(124)	(736)	-	(61)	(1,127)

	Total
	December 31, 2022			December 31, 2021
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	919	-	-	864	-	-
Interest income	84	-	-	58	-	-
Changes on asset ceiling	65	-	-	60	-	-
Translation adjustment	46	-	-	(63)	-	-
Balance at end of the year	1,114	-	-	919	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,142)	(608)	(1,057)	(2,833)	(3,983)	(1,428)
Fair value of assets	6,340	339	-	3,752	3,779	-
Effect of the asset ceiling	(1,114)	-	-	(919)	-	-
Assets (liabilities)	84	(269)	(1,057)	-	(204)	(1,428)

Current liabilities	-	(10)	(56)	-	(47)	(52)
Non-current assets (liabilities)	84	(259)	(1,001)	-	(157)	(1,376)
Assets (liabilities)	84	(269)	(1,057)	-	(204)	(1,428)

(i)	The pension plan asset is recorded as “Other non-current assets” in the balance sheet.

iv. Costs recognized in the income statement

	Year ended December 31,
	2022			2021			2020
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Service cost	45	40	13	10	68	1	7	52	18
Interest expense	325	39	60	196	122	33	222	134	64
Interest income	(412)	(17)	-	(253)	(102)	-	(297)	(107)	-
Interest expense on effect of (asset ceiling)/ onerous liability	84	-	-	58	-	-	74	-	-
Total of cost, net	42	62	73	11	88	34	6	79	82

v. Costs recognized in the statement of comprehensive income

	Year ended December 31,
	2022			2021			2020
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	(93)	(92)	(172)	(101)	(400)	(363)	(173)	(459)	(238)
Effect of changes actuarial assumptions	784	109	343	330	246	261	(118)	(271)	(243)
Return on plan assets (excluding interest income)	(752)	(31)	-	(269)	181	-	(114)	305	-
Change of asset ceiling	(65)	-	-	(60)	-	-	278	-	-
Other	(3)	-	-	(5)	3	(4)	-	9	11
Total	(36)	78	343	(4)	430	257	46	43	(232)
Deferred income tax	12	(26)	(102)	5	(130)	(83)	(15)	(12)	82
Others comprehensive income	(24)	52	241	1	300	174	31	31	(150)
Translation adjustments	(7)	(5)	(7)	7	8	17	41	28	25
Accumulated other comprehensive income	(124)	(45)	62	(93)	(92)	(172)	(101)	(400)	(363)

vi. Risks related to plans

The Administrators of the plans have committed to strategic planning to strengthen internal controls and risk management. This commitment is achieved by conducting audits and assessments of internal controls, which aim to mitigate operational market and credit risks. Risks are presented as follow:

Legal - Lawsuits: issuance of periodic reports to the audit and Board of Directors, including the lawyers' analysis of the chances of success (remote, probable or possible), focusing on the administrative decision on provisions. Promote and monitor adaptations to new legal obligations and monitor compliance with established legal obligations. Due diligence of third parties from the perspective of the Integrity Program.

Actuarial - The annual actuarial evaluation of the benefit plans comprises the assessment of taxes, income and adequacy of the costing plans. Technical study of compliance with the assumptions adopted in the actuarial evaluation of benefit plans prepared by an external actuary, in accordance with current legislation. Monitoring of biometric, demographic and economic-financial assumptions.

Market – Technical allocation studies are carried out with the objective of evaluating investment portfolios of the different obligations of the plans and projecting the future result of these portfolios. Asset Liability Management studies are carried out for defined benefit type obligations (Asset Liability Management study), while for defined contribution type obligations there are efficient frontier studies (investment profiles) and glidepath (life cycles). Periodic monitoring of the plans' short-term market risk based on risk indicators (VaR - Value at Risk, Benchmark VaR, Maximum Drawdown, Stress Tests, among others).

Credit - Risk classification of securities from corporate and bank issuers based on quantitative and qualitative assessments of the credit risk of the issuer, the asset and its guarantees, from acquisition to maturity. This internal rating sensitizes provisions for credit risk losses, as well as verified defaults, in accordance with current legislation. Provisions for loan losses with participants are realized based on default verified in payments.

Liquidity - Technical study of the liquidity of plans with defined benefit obligations, focusing on the long term, whose objective is to verify the sufficiency of the assets in fulfilling the plan's obligations. Monitoring of short-term liquidity with a focus on cash available to meet plan obligations for the coming years. The defined contribution bond portfolios (investment profiles and life cycles) have assets available for sale at any time in normal market situations.

vii. Actuarial and economic assumptions and sensitivity analysis

All calculations involve future actuarial projections about some parameters, such as: salaries, interest, inflation, mortality and disability.

The economic and actuarial assumptions adopted have been formulated considering the long-term period for maturity and should therefore be analyzed accordingly. In the short term they may not be realized.

The following assumptions were adopted in the assessment:

	Brazil
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	9.77% - 9.88%	10.66%	9.81% - 9.90%	8.62% - 8.82%	10.25%	8.68% - 8.86%
Nominal average rate to determine expense/ income	9.77% - 9.88%	10.66%	N/A	8.62% - 8.82%	10.25%	N/A
Nominal average rate of salary increase	3.50% - 5.36%	6.86%	N/A	3.25% - 5.32%	7.50%	N/A
Nominal average rate of benefit increase	3.50% - 4.02%	6.86%	N/A	3.25%	7.50%	N/A
Immediate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35%
Ultimate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35%
Nominal average rate of price inflation	3.50%	4.25%	3.50%	3.25%	5.00%	3.25%

	Foreign
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	5.10%	5.10%	5.14%	2.84%	3.03%
Nominal average rate to determine expense/ income	2.84%	2.84%	3.03%	2.62%	2.62%
Nominal average rate of salary increase	3.23%	3.23%	N/A	3.28%	N/A
Nominal average rate of benefit increase	3.00%	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	N/A	5.11%	N/A	5.11%
Ultimate health care cost trend rate	N/A	N/A	4.57%	N/A	4.57%
Nominal average rate of price inflation	2.06%	2.06%	N/A	2.10%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil
	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,451	237	413
Assumptions made	10.83%	11.66%	10.86%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	2,845	257	320
Assumptions made	8.83%	9.66%	8.86%

	Foreign
	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,244	322	649
Assumptions made	6.11%	6.11%	6.14%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	2,799	403	832
Assumptions made	4.11%	4.11%	4.14%

viii. Assets of pension plans

Brazilian plan assets as at December 31, 2022 and 2021 includes respectively (i) investments in a portfolio of Vale’s share and other instruments in the amount of US$47 and US$50, which are presented as “Investments funds – Equity” and (ii) Brazilian Federal Government securities in the amount of US$4,214 and US$3,682, which are presented as “Debt securities governments” and “Investments funds – Fixed” Foreign plan assets as at December 31, 2022 and 2021 includes Canadian Government securities in the amount of US$454 and US$682, respectively.

ix. Overfunded pension plans

Assets by category are as follows:

	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	55	-	55	-	1	-	1
Equity securities	1,115	-	-	1,115	-	-	-	-
Debt securities - Corporate	1	367	-	368	1	74	-	75
Debt securities - Government	3,354	435	-	3,789	2,042	-	-	2,042
Investments funds - Fixed Income	1,040	133	-	1,173	1,910	175	-	2,085
Investments funds - Equity	455	1	-	456	452	-	-	452
International investments	23	231	-	254	91	-	-	91
Structured investments - Private Equity funds	-	188	240	428	-	129	103	232
Structured investments - Real estate funds	-	-	3	3	-	-	5	5
Real estate	-	-	293	293	-	-	212	212
Loans to participants	-		128	128	-	-	106	106
Total	5,988	1,410	664	8,062	4,496	379	426	5,301
Funds not related to risk plans (i)				(1,722)				(1,549)
Fair value of plan assets at end of year				6,340				3,752

(i)	Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Measurement of overfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2020	126	5	255	105	491
Return on plan assets	10	-	(15)	16	11
Assets purchases	-	-	4	67	71
Assets sold during the year	(25)	-	(14)	(74)	(113)
Translation adjustment	(8)	-	(18)	(8)	(34)
Balance as at December 31, 2021	103	5	212	106	426
Return on plan assets	(5)	(2)	15	26	34
Assets purchases	10	-	25	280	315
Assets sold during the year	(36)	-	(22)	(292)	(350)
Translation adjustment	4	-	14	8	26
Transfer	164	-	49	-	213
Balance as at December 31, 2022	240	3	293	128	664

x.	Underfunded pension plans

Assets by category are as follows:

	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	2	-	2	5	70	-	75
Equity securities	55	-	-	55	1,708	3	-	1,711
Debt securities - Corporate	-	24	-	24	-	556	-	556
Debt securities - Government	46	19	-	65	133	683	-	816
Investments funds - Fixed Income	40	-	-	40	38	-	-	38
Investments funds - Equity	7	6	-	13	3	173	53	229
Structured investments - Private Equity funds	-	-	8	8	-	-	181	181
Real estate	-	-	6	6	-	-	3	3
Loans to participants	-	-	1	1	-	-	1	1
Other	-	-	125	125	-	-	168	168
Total	148	51	140	339	1,887	1,485	406	3,778

Measurement of underfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Equity pool	Real estate	Loans to participants	Other	Total
Balance as at December 31, 2020	250	-	5	2	180	437
Return on plan assets	11	14	-	-	(14)	11
Assets purchases	28	39	-	-	-	67
Assets sold during the year	(108)	-	(1)	-	-	(109)
Translation adjustment	-	-	(1)	(1)	2	-
Balance as at December 31, 2021	181	53	3	1	168	406
Return on plan assets	1	-	-	-	(33)	(32)
Assets purchases	-	-	1	-	-	1
Assets sold during the year	(2)	-	(1)	-	-	(3)
Translation adjustment	(8)	-	(2)	-	(10)	(20)
Transfer between surplus and deficit plans	(164)	(53)	5	-	-	(212)
Balance as at December 31, 2022	8	-	6	1	125	140

xi. Disbursement of future cash flow

Vale expects to disburse US$61 in 2023 in relation to pension plans and other benefits.

xii. Expected benefit payments

The expected benefit payments, which reflect future services, are as follows:

	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
2023	248	31	22
2024	252	30	24
2025	256	30	24
2026	259	29	26
2027	261	29	27
2028 and thereafter	1,326	138	153

b) Profit sharing program (“PLR”)

The Company recorded as cost of goods sold and services rendered and other operating expenses related to the profit sharing program US$499, US$474 and US$416 for the years ended on December 31, 2022, 2021 and 2020, respectively.

c) Long-term incentive programs

For the long-term awarding of eligible executives, the Company compensation plans includes Matching program and Performance Share Unit program (“PSU”), with three-year-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance. The fair value of the programs is recognized on a straight-line basis over the three-year required service period, net of estimated losses.

Matching Program

For the Matching program, the participants can acquire Vale’s common shares in the market without any benefits being provided by Vale. If the shares acquired are held for a period of three years and the participants keep an employment relationship with Vale, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired by the executive. It should be noted that, although a specific custodian of the shares is defined by Vale, the share initially purchased by the executives have no restriction and can be sold at any time. However, if it’s done before the end of the three-year-vesting period, they would lose its right of receiving the related award to be paid by Vale.

Performance Shares Units (“PSU”)

Under the PSU, eligible executives can earn, during a three-year vesting cycle, an award equivalent to the market value of a certain number of common shares and conditioned to Vale's performance factor measured based on Total Shareholder Return ("TSR") and Environmental, Social and Governance ("ESG") metrics. It is comprised of 75% of TSR metrics and 25% of ESG indicators and health and safety.

d) New accounting policy adopted in 2021

IFRS 2 defines that the accounting for share-based payments depends on the form of settlement of the plans, which can be “cash-settled” or “equity-settled”. When a plan is settled in cash, the payment obligation to the employee is recognized as a liability, which is updated to fair value recognized in the income statement at each reporting date and on the settlement date of the obligation. When the plan is settled with equity instruments, the fair value of the plan is calculated only on the grant date of the benefit and the fair value of the plan is recognized in the income statement for the year on a straight-line basis to equity over the period of service required.

Until December 2020, the long-term incentive programs for the Company's executives, were recorded as liabilities based on the practice adopted by the Company to settle its obligation related to these programs with cash payment instead of Vale’s shares for its executives.

On April 30, 2021, the modification of the Regulation of the Performance Share Unit program(“PSU”) was approved at the Ordinary and Extraordinary Annual General Meeting (“date of modification”), enabling the use of treasury shares of the Company to settle the obligation. Thus, the plans started to be treated as “equity-settled” and their fair value was remeasured on the modification date.

Remeasurement of the fair value of plans

The fair value of the Matching program was estimated using the Company's share price and ADR on the modification date, in the amount of R$109.02 and US$20.12 per share, respectively. The number of shares granted on the grant date for the 2019, 2020 and 2021 cycles were 1,222,721, 2,154,534 and 1,046,255, respectively.

For the PSU, the program was remeasured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

2021
Granted shares	1,474,723
Date shares were granted	01/03/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00% p.y
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	60.96%

e) Measurement of the fair value of the 2022 plans

On March 30, 2022, a new cycle of the Matching program started and the Company estimates a fair value based on the prices of Company’s shares and ADRs on the share grant date of US$20.03 and R$95.87 per share. In relation to the 2022 cycle, the Company will grant 1,437,588 shares (2021: 1,046,255 shares).

During 2022, a new cycle of the PSU program has started as well and the Company will grant 1,709,955 shares (2021: 1,474,723 shares). The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

2022
Granted shares	1,709,955
Date shares were granted	01/03/2022
VALE (BRL)	78.00
VALE ON (USD)	13.81
Expected volatility	39.00% p.y.
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	53.08%

Accounting policy

Employee benefits

i. Current benefits – wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well the related social security taxes over those benefits are recognized monthly in income, on an accrual basis.

ii. Current benefits – profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company-wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non-current benefits – long-term incentive programs

The Company has established a procedure for awarding certain eligible executives (Matching and Performance Share unit (“PSU”) Programs) with the goal of encouraging employee retention and optimum performance. Share-based long-term compensation programs are equity-settled, under which the Company receives employee services as consideration for equity instruments. The fair value of employee services received in exchange for the grant of options is recognized as an expense. The total amount of expenses is recognized during the period in which the right is acquired; period during which the specific vesting conditions are met.

iv. Non-current benefits – pension costs and other post retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company's obligations are limited to a monthly contribution linked to a pre-defined percentage of the remuneration of employees enrolled into these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as at that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company recognizes the net defined benefit assets limited to the present value of the economic benefits available as refunds or reductions in future contributions, considering minimum funding requirements applicable. For underfunded plans, the Company recognizes net defined benefit liabilities. The gain or loss on recognition/remeasurement of these net assets/liabilities are recognized in income statement or in comprehensive income, when arising from the actuarial valuation.

Critical accounting estimates and judgments

Post retirement benefits for employees - The amounts recognized depend on several factors that are determined based on actuarial calculations using various assumptions in order to determine costs and liabilities. One of these assumptions is selection and use of the discount rate. Any changes to these assumptions will affect the amount recognized.

At the end of each year the Company and external actuaries review the assumptions that will be used for the following year. These assumptions are used in determining the fair values of assets and liabilities, costs and expenses and the future values of estimated cash outflows, which are recorded in the plan obligations.